Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary Of Property, plant and equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line
method over the following estimated useful lives:

Computer equipment	3-5 years
Software	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	8 years
Leasehold improvements	Shorter of the related lease term or useful life

Summary of Contract liabilities	The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Balance as of beginning of period	$35	$2,462	$—	$1,100
Additions to deferred revenue (1)	39	—	74	1,729
Deferred revenue recognized (1)	(9)	(735)	(9)	(1,102)

Balance as of end of period	$65	$1,727	$65	$1,727

(1)	Additions to deferred revenue and deferred revenue recognized during the three and nine months ended September 30, 2025 are from related parties (see Note 16).

The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets, as of December 31, 2024 and 2023 (in thousands
):

	2024	2023

Balance at January 1	$1,100	$1,830
Addition of deferred revenue	—	3,113
Recognition of revenue	(1,100)	(3,843)

Balance at December 31	$—	$1,100

Summary of Company's Significant Customers	The following table presents the Company’s significant customers:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Customer A (See Note 16)	*	97%	*	77%
Customer B (See Note 16)	*	*	*	21%
Customer C (See Note 16)	11%	*	20%	*
Customer D	88%	*	70%	*

*	Defined as less than 10% for the period.